Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and financing
Loans and financing	$ 2,886.4	$ 3,203.2
Trade accounts payable
Trade accounts payable	787.0	739.5
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	37.6	27.5
Cash and cash equivalents and financial investments
Cash and cash equivalents	1,629.2	1,816.9
Trade accounts receivable:
Trade accounts receivable	221.0	205.2
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	2,886.4	3,203.2
Trade accounts payable
Trade accounts payable	787.0	739.5
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	37.6	27.5
Total	3,711.0	3,970.2
Cash and cash equivalents and financial investments
Cash and cash equivalents	2,320.9	2,481.3
Trade accounts receivable:
Trade accounts receivable	221.0	205.2
Total	2,541.9	2,686.5
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	17.5	10.3
Trade accounts payable
Trade accounts payable	93.7	89.9
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	18.4	7.6
Cash and cash equivalents and financial investments
Cash and cash equivalents	132.7	131.3
Trade accounts receivable:
Trade accounts receivable	26.7	96.9
Net exposure (1-2):
Net exposure	(29.8)	(120.4)
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	2,833.0	3,161.6
Trade accounts payable
Trade accounts payable	645.1	602.3
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	19.2	19.9
Cash and cash equivalents and financial investments
Cash and cash equivalents	2,165.9	2,283.9
Trade accounts receivable:
Trade accounts receivable	171.1	82.5
Net exposure (1-2):
Net exposure	1,160.3	1,417.4
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	35.9	31.3
Trade accounts payable
Trade accounts payable	42.0	44.9
Cash and cash equivalents and financial investments
Cash and cash equivalents	12.7	62.0
Trade accounts receivable:
Trade accounts receivable	19.2	25.4
Net exposure (1-2):
Net exposure	46.0	(11.2)
Other currencies [member]
Loans and financing
Loans and financing	2,868.9	3,192.9
Other currencies [member] | Without the effect of derivative transactions [member]
Trade accounts payable
Trade accounts payable	6.1	2.4
Cash and cash equivalents and financial investments
Cash and cash equivalents	9.6	4.1
Trade accounts receivable:
Trade accounts receivable	4.0	0.4
Net exposure (1-2):
Net exposure	$ (7.5)	$ (2.1)